Book Overdrafts	12 Months Ended
Dec. 31, 2017
Book Overdrafts
Book Overdrafts

5.        Book Overdrafts

The Company typically does not maintain cash balances at its principal bank under a policy whereby the net amount of collected balances and cleared checks is, at the Company’s option, applied to or drawn from our credit facility on a daily basis. Surgical Services and RES will, at times, carry modest levels of cash. Changes in book overdrafts are considered financing activities.